Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2013
Registrant Name	dei_EntityRegistrantName	CM ADVISORS FAMILY OF FUNDS
CIK	dei_EntityCentralIndexKey	0001208252
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun. 27, 2013
Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2013
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
CM Advisors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Advisors Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Advisors Fund’s Financial Highlights, which reflect the operating expenses of the Advisors Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class I shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

• Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

• Compares the company’s intrinsic value to the market prices of the company’s securities; and

• Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

• Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

• Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

• Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

• Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

• Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

• Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

• Small Capitalization Risk – Stocks of small capitalization (“small cap”) companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

• Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

• Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

• Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

• Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Advisors Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Fund Class I shares Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2013 is 8.09%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009)
Lowest:	-25.65% (quarter ended December 31, 2008)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	8.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to October 1, 2012, the Russell 3000® Index was used as the Advisors Fund's primary benchmark. The Russell 3000® Index generally measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth value. The Advisor believes that the Russell 3000 Value Index is a more appropriate benchmark for the Fund because it measures the performance of only companies with value-based characteristics.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003	[1]
CM Advisors Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.04%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003	[1]
CM Advisors Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMAFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	137
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	428
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	739
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,624
2004	rr_AnnualReturn2004	6.69%
2005	rr_AnnualReturn2005	10.11%
2006	rr_AnnualReturn2006	12.71%
2007	rr_AnnualReturn2007	(7.02%)
2008	rr_AnnualReturn2008	(33.76%)
2009	rr_AnnualReturn2009	27.88%
2010	rr_AnnualReturn2010	11.54%
2011	rr_AnnualReturn2011	(3.52%)
2012	rr_AnnualReturn2012	15.18%
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.97%
5 Years	rr_AverageAnnualReturnYear05	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS SMALL CAP VALUE FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Small Cap Value Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Small Cap Value Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class I shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization companies (“small cap”) that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2013, the capitalization of the largest company by market cap in the Russell 2000 Value Index was $5.8 billion. The market capitalization of a company in the Small Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

• Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

• Compares the company’s intrinsic value to the market prices of the company’s securities; and

• Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

• Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

• Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

• Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

• Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

• Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

• Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

• Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

• Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Small Cap Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Small Cap Value Fund by showing changes in the performance of the Small Cap Value Fund’s Class I shares for each full calendar year over the life of the Small Cap Value Fund – Class I shares, and by showing how the average annual total returns of Class I shares compare with those of a broad-based securities market index. How the Small Cap Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Small Cap Value Fund by showing changes in the performance of the Small Cap Value Fund’s Class I shares for each full calendar year over the life of the Small Cap Value Fund – Class I shares, and by showing how the average annual total returns of Class I shares compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Small Cap Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Small Cap Value Fund Class I Shares Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return of the Small Cap Value Fund’s Class I shares through March 31, 2013 is 10.05%.

Quarterly Returns During This Time Period

Highest:	13.49% (quarter ended March 31, 2012)
Lowest:	-5.11% (quarter ended June 30, 2012)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	10.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.11%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Small Cap Value Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Value Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2011
CM Advisors Small Cap Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMOVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.27%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	129
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	752
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,400
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,142
2012	rr_AnnualReturn2012	18.50%
1 Year	rr_AverageAnnualReturnYear01	18.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2011
CM Advisors Small Cap Value Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2011
CM Advisors Small Cap Value Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2011
CM Advisors Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS FIXED INCOME FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Fixed Income Fund (the “Fixed Income Fund”) is to seek to preserve capital and maximize total return.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fixed Income Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fixed Income Fund’s performance. During the most recent fiscal year, the Fixed Income Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Fixed Income Fund’s Financial Highlights, which reflect the operating expenses of the Fixed Income Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fixed Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FIXED INCOME FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Fixed Income Fund invests primarily in U.S. dollar denominated fixed income securities that the Advisor believes are undervalued. The Fixed Income Fund may invest in all types of fixed income securities but will typically invest in fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed securities. Under normal circumstances, at least 80% of the Fixed Income Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income investments, which include fixed income securities and shares of other investment companies that invest primarily in fixed income securities. Fixed Income Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

While the Advisor considers potential income from fixed income securities (interest payments to be made on bonds and notes) when evaluating possible investments for the Fixed Income Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Fixed Income Fund, the Advisor generally:

• Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (e.g., S&P, Moody’s and Fitch) of a fixed income security, both independently and in relation to the Fund’s current portfolio;

• Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

• Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the Fixed Income Fund); and (ii) offer opportunities for price appreciation.

The Fixed Income Fund may, without limitation, purchase fixed income securities of any credit quality, maturity, or yield. Accordingly, the Fixed Income Fund may hold fixed income securities that receive the highest ratings from Moody’s, S&P, Fitch or a similar rating agency, and fixed income securities that receive lower or the lowest ratings. There is no limitation on the number or amount of lower-rated fixed income securities, such as high-yield or junk bonds, that the Fixed Income Fund may purchase. The Fixed Income Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Fixed Income Fund’s primary focus is investing in fixed income securities, the Fixed Income Fund may invest in cash or cash equivalent positions (for example, shares of money market funds, short-term U.S. Government obligations, commercial paper or repurchase agreements) when the Advisor believes the fixed income securities markets offer limited investment opportunity or are overpriced. The Fixed Income Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the fixed income securities markets to offer more attractive opportunities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Fixed Income Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fixed Income Fund. To help you understand the risks of investing in the Fixed Income Fund, the principal risks of an investment in the Fixed Income Fund are generally described below:

• Market Risk – Market risk refers to the risk that the value of securities in the Fixed Income Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fixed Income Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fixed Income Fund’s investment portfolio, national and international economic conditions and general fixed income market conditions.

• Income Risk – One of the Fixed Income Fund’s primary sources of income will be derived from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fixed Income Fund’s current income will be adversely affected and reduced.

• Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fixed Income Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fixed Income Fund, especially if the Fixed Income Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures.

• Credit Risk – Credit risk is the risk that the issuer of a fixed income security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fixed Income Fund’s income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fixed Income Fund’s shares may be reduced. To the extent the Fixed Income Fund invests in lower rated fixed income securities, the Fixed Income Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate and municipal fixed income securities purchased by the Fixed Income Fund may be of any credit quality, maturity or yield. Accordingly, the Fixed Income Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor’s opinion). However, the Fixed Income Fund’s fixed income securities may also include lower-rated securities including, without limitation, high-yield securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). The Fixed Income Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor’s independent assessments of the securities creditworthiness) are or may become inaccurate.

• Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fixed Income Fund’s net asset value. These risks can reduce the value of the Fixed Income Fund’s shares and the income it earns.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Fixed Income Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fixed Income Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

• Management Style Risk – The share price of the Fixed Income Fund changes daily based on the performance of the securities in which it invests. The ability of the Fixed Income Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fixed Income Fund’s assets and selection of securities. The Advisor’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fixed Income Fund invests may prove to be incorrect and there is no assurance that the Advisor’s judgment will produce the desired results. In addition, the Fixed Income Fund may allocate its assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fixed Income Fund’s portfolio may be adversely affected.

• Mortgage Risk – Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fixed Income Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

• Regional and Sector Risk – Regional and sector risk is the risk that if the Fixed Income Fund invests heavily in securities within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fixed Income Fund’s investments more than if its investments were not so focused. To the extent the Fixed Income Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fixed Income Fund’s portfolio may be negatively affected.

• Other Investment Companies Risk – Investments in other investment companies subject the Fixed Income Fund to additional operating and management fees and expenses. Fixed Income Fund investors will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Fixed Income Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fixed Income Fund by showing changes in the Fixed Income Fund’s performance from year to year and by showing how the Fixed Income Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index. How the Fixed Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fixed Income Fund by showing changes in the Fixed Income Fund’s performance from year to year and by showing how the Fixed Income Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fixed Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Fixed Income Fund Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fixed Income Fund’s year-to-date return through March 31, 2013 is 0.41%.

Quarterly Returns During This Time Period

Highest:	7.18% (quarter ended September 30, 2007)
Lowest:	-2.80% (quarter ended June 30, 2007)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	0.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2007
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fixed Income Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fixed Income Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CM Advisors Fixed Income Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2006
CM Advisors Fixed Income Fund | CM Advisors Fixed Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	85
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	265
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	460
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,025
2007	rr_AnnualReturn2007	10.46%
2008	rr_AnnualReturn2008	(0.15%)
2009	rr_AnnualReturn2009	13.29%
2010	rr_AnnualReturn2010	7.93%
2011	rr_AnnualReturn2011	6.11%
2012	rr_AnnualReturn2012	2.52%
1 Year	rr_AverageAnnualReturnYear01	2.52%
5 Years	rr_AverageAnnualReturnYear05	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2006
CM Advisors Fixed Income Fund | CM Advisors Fixed Income Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2006
CM Advisors Fixed Income Fund | CM Advisors Fixed Income Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2006
CM Advisors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Advisors Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Advisors Fund’s Financial Highlights, which reflect the operating expenses of the Advisors Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class R shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same, and the contractual agreement to waive management fees and reimburse other Advisors Fund expenses remains in effect until July 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

• Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

• Compares the company’s intrinsic value to the market prices of the company’s securities; and

• Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

• Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

• Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

• Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

• Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

• Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

• Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

• Small Capitalization Risk – Stocks of small capitalization (“small cap”) companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

• Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

• Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

• Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

• Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Advisors Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class R shares for each full calendar year over the life of the Advisors Fund - Class R shares, and by showing how the average annual total returns of Class R shares compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class R shares for each full calendar year over the life of the Advisors Fund - Class R shares, and by showing how the average annual total returns of Class R shares compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Fund Class R Shares Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return of the Advisors Fund’s Class R shares through March 31, 2013 is 7.90%.

Quarterly Returns During This Time Period

Highest:	12.46% (quarter ended March 31, 2012)
Lowest:	-3.94% (quarter ended June 30, 2012)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	7.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.94%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to October 1, 2012, the Russell 3000® Index was used as the Advisors Fund's primary benchmark. The Russell 3000® Index generally measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth value. The Advisor believes that the Russell 3000 Value Index is a more appropriate benchmark for the Fund because it measures the performance of only companies with value-based characteristics.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011	[1]
CM Advisors Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011	[1]
CM Advisors Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	23.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	24.84%	[2]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(23.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.79%	[2],[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	182
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	4,343
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	7,016
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	10,231
2012	rr_AnnualReturn2012	14.93%
1 Year	rr_AverageAnnualReturnYear01	14.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Fund | Class R Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Fund | Class R Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS SMALL CAP VALUE FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Small Cap Value Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Small Cap Value Fund’s Financial Highlights, which reflect the operating expenses of the Small Cap Value Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class R shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization (“small cap”) companies that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2013, the capitalization of the largest company by market cap in the Russell 2000 Value Index was $5.8 billion. The market capitalization of a company in the Small Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

• Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

• Compares the company’s intrinsic value to the market prices of the company’s securities; and

• Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

• Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

• Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

• Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

• Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

• Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

• Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

• Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

• Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Small Cap Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Small Cap Value Fund by showing changes in the performance of the Small Cap Value Fund’s Class R shares for each full calendar year over the life of the Small Cap Value Fund – Class R shares, and by showing how the average annual total returns of Class R shares compare with those of a broad-based securities market index. How the Small Cap Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Small Cap Value Fund by showing changes in the performance of the Small Cap Value Fund’s Class R shares for each full calendar year over the life of the Small Cap Value Fund – Class R shares, and by showing how the average annual total returns of Class R shares compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Small Cap Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Small Cap Value Fund Class R Shares Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return of the Small Cap Value Fund’s Class R shares through March 31, 2013 is 9.95%.

Quarterly Returns During This Time Period

Highest:	13.49% (quarter ended March 31, 2012)
Lowest:	-5.11% (quarter ended June 30, 2012)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	9.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.11%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Small Cap Value Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Value Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Small Cap Value Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMRVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	11.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.19%	[7]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.67%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.52%	[7],[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	155
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,665
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,782
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	8,730
2012	rr_AnnualReturn2012	18.30%
1 Year	rr_AverageAnnualReturnYear01	18.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Small Cap Value Fund | Class R Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Small Cap Value Fund | Class R Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Small Cap Value Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Fund expenses remains in effect only until July 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Fund invests primarily in equity securities of small capitalization (“small cap”) companies that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2013, the capitalization of the largest company by market cap in the Russell 2000 Value Index was $5.8 billion. The market capitalization of a company in the Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Fund’s portfolio, the Advisor:

• Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

• Compares the company’s intrinsic value to the market prices of the company’s securities; and

• Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally described below:

• Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

• Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

• Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

• Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Fund’s portfolio will be adversely affected.

• Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

• Credit Risk – The Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

• Maturity Risk – Maturity risk is another factor that can affect the value of the Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

• Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

• Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class C shares for each full calendar year over the life of the Fund's Class C shares, and by showing how the average annual total returns of Class C shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class C shares for each full calendar year over the life of the Fund's Class C shares, and by showing how the average annual total returns of Class C shares compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Small Cap Value Fund Class C Shares Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return of the Fund’s Class C shares through March 31, 2013 is 9.70%.

Quarterly Returns During This Time Period

Highest:	13.20% (quarter ended March 31, 2012)
Lowest:	-5.34% (quarter ended June 30, 2012)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	9.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.34%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Small Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMCOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	28.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	30.82%	[9]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(28.55%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.27%	[10],[9]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	230
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	5,033
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	7,676
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 10,183
2012	rr_AnnualReturn2012	17.36%
1 Year	rr_AverageAnnualReturnYear01	17.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Small Cap Value Fund | Class C Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011
CM Advisors Small Cap Value Fund | Class C Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2011

[1]	Prior to October 1, 2012, the Russell 3000® Index was used as the Advisors Fund's primary benchmark. The Russell 3000® Index generally measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth value. The Advisor believes that the Russell 3000 Value Index is a more appropriate benchmark for the Fund because it measures the performance of only companies with value-based characteristics.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Advisors Fund's Financial Highlights, which reflect the operating expenses of the Advisors Fund and do not include "Acquired Fund Fees and Expenses."
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Small Cap Value Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2014 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2014 without the approval of the Board of Trustees (the "Board") of the CM Advisors Family of Funds (the "Trust").
[5]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Fixed Income Fund's Financial Highlights, which reflect the operating expenses of the Fixed Income Fund and do not include "Acquired Fund Fees and Expenses."
[6]	The Advisor has entered into an Expense Limitation Agreement with the Advisors Fund under which it has agreed until July 1, 2014 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2014 without the approval of the Board of Trustees (the "Board") of the CM Advisors Family of Funds (the "Trust").
[7]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Small Cap Value Fund's Financial Highlights, which reflect the operating expenses of the Small Cap Value Fund and do not include "Acquired Fund Fees and Expenses."
[8]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2014 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2014 without the approval of the Board.
[9]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[10]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed until July 1, 2014 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2014 without the approval of the Board of Trustees (the "Board") of the CM Advisors Family of Funds (the "Trust").